Investments and Derivative Instruments (Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Fair value of securities on deposit	$ 13		$ 14
Number of delinquent loans	0		1
Mortgage Loans by Major Types
Valuation Allowance	(12)		(14)
Carrying Value	3,470		4,935
Commercial [Member]
Mortgage Loans by Major Types
Amortized Cost	3,482	[1],[2]	4,949	[1],[2]
Valuation Allowance	(12)	[2]	(14)	[2]	(23)	(62)
Carrying Value	$ 3,470	[2]	$ 4,935	[2]

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.
[2]	ludes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.